INVESTMENTS	12 Months Ended
Dec. 31, 2022
INVESTMENTS
INVESTMENTS
7.	INVESTMENTS
The Company’s long-term investments are consisted of the follows (RMB in millions):

	2021	2022
Debt investments	16,467	18,128
Equity investments	28,494	32,049

	44,961	50,177

Debt investments
Held to maturity debt securities
Held to maturity investments were time deposits and financial products in commercial banks with maturities of more than one year with the carrying amount of RMB13.1 billion and RMB15.5 billion as of December 31, 2021 and 2022 respectively. As of December 31, 2021 and 2022, the weighted average maturities periods are 1.7 years and 2.2 years, respectively.
Available-for-sale
debt investments
The following table summarizes the Company’s
available-for-sale
debt investments (RMB in millions):

	2021	2022
Cost	3,734	3,792
Gross Unrealized Gains, including foreign exchange adjustment	271	352
Gross Unrealized Losses, including foreign exchange adjustmen t	(651)	(1,543)
Fair Value	3,354	2,601

For the
years ended December 31, 2020, 2021 and 2022, the unrealized securities holding gain/(loss), net of tax of RMB(21) million, RMB1 million and RMB32 million, respectively, was reported in other comprehensive income/(loss).
The Company’s available-for-sale debt investments mainly include the redeemable preferred shares investments. At

December 31, 2022, the Company did not have the intent or a requirement to sell its available-for-sale
debt investments. The Company assesses the unrealized losses of the investments and determines whether the decline in fair value is related to credit or noncredit factors. For the years ended December 31, 2020, 2021 and 2022, the Company recognized credit related impairments for the available-for-sale debt investment of nil
,
nil
and RMB
906
million.
As of December 31, 2021 and 2022, the fair value of certain available-for-sale debt investments were RMB2.4 billion and RMB1.5 billion, respectively, which were below their amortized costs. As of December 31, 2021, the amount of fair value decline related to credit losses was immaterial. For the year ended December 31, 2022, considering the prolonged business performance of these available-for-sale debt investments, the quality of the investments’ credit and other adverse conditions specifically related to the investments, the Company, with the assistance from an independent appraiser, performed a quantitative assessment and recognized the credit impairment related to these available-for-sale debt investments with aggregated amounts of RMB906 million (Note 2). Upon recognition of the credit impairment, RMB884 million (net of tax of RMB22 million) that was previously recorded in accumulated other comprehensive income/(loss) was reclassified into other income/(expense). For the years ended December 31,2021 and 2022, the Company also evaluated the fair value change associated with the non-credit losses of the redeemable preferred shares investment in these available-for-sale debt investments was amounted to RMB139 million and RMB268 million, respectively, which was reported in other comprehensive (loss)/income. The Company reviewed other available information and at December 31, 2022, concludes the amortized cost basis of the investment is able to be recovered.
Equity investments
Equity securities with readily determinable fair values
The following table summarizes the Company’s equity securities with readily determinable fair values (RMB in millions):

	2021	2022
Cost	4,070	5,517
Gross Unrealized Gains, including foreign exchange adjustment	5,097	6,958
Gross Unrealized Losses, including foreign exchange adjustment	(596)	(541)

Fair Value	8,571	11,934

Equity securities with readily determinable fair values are measured and recorded at fair value on a recurring basis with changes in fair value, whether realized or unrealized, recorded through the income statement. The change of fair value is reported in other income/(expense).

Equity securities without readily determinable fair values
Equity securities without readily determinable fair values and over which the Company has neither significant influence nor control through investments in common stock or in-substance
common stock, are measured and recorded using a measurement alternative that measures the securities at cost minus impairment, if any, plus or minus changes resulting from qualifying observable price changes. The carrying value of equity securities without readily determinable fair values was RMB604 million and RMB551 million as of December 31, 2021 and 2022 respectively. For the years ended December 31, 2020, 2021 and 2022, there was no observable price changes for these investments. None of the investments individually is considered as material to the Company’s financial position.
For the years ended December 31, 2020, 2021 and 2022, the Company disposed of
certain equity securities without readily determinable fair values for total consideration of RMB30 million, RMB15 million and nil, respectively, which result ed in
 a gain/(loss) of RMB1 million, RMB(4) million and nil as reported in other income/(expense), respectively.
For the years ended December 31, 2020, 2021 and 2022, the Company made investments in equity investments without readily determinable fair values in the
 amount
s
of RMB94 million, RMB45 million and RMB10 million, respectively.
Equity method investments
In December 2016, in connection with a share exchange transaction with BTG Hotels Company (“BTG”) and Homeinns Hotel Company (“Homeinns”), the Company exchanged its previously held equity interest in Homeinns for
 a
22%
equity interest of BTG. The Company has historically applied the equity method to account for the investment in BTG on a one quarter lag basis. The use of this accounting convention did not have a material impact upon the Company’s reported results for each of the periods presented. In 2021, the Company consummated a transaction to sell approximately

9
 million BTG’s shares in open market for a total consideration of RMB
201
 million which resulted in a gain of RMB
41
 million reported in “Other income/ (expense)” (Note
2)
. In
2022
, the Company consummated a transaction to sell approximately
4
 million
 of
BTG’s shares in
the
open market for a total consideration of RMB
101
 million which resulted in a gain of RMB
20
 million reported in “Other income/ (expense)” (Note
2)
. After the transaction, the Company holds
12.31
% equity interest of BTG and is still able to exercise significant influence over BTG (due, primarily, to the Company’s ability to appoint one
member to the BTG Board of Directors), and continuously recorded this investment as an equity method investment. As of December
31
,
2021
and
2022
, the carrying value of its investment in BTG were RMB
2.6
 billion and RMB
2.5
 billion respectively, the change of which primarily relates to the disposal of the equity investment and the equity income or loss recognized.

The Company
 has a

27
%
equity interest in Tongcheng Travel and applies the equity method for this investment. As of December 31, 2021 and 2022, the carrying value of its equity investment was
RMB
5.7
 billion and RMB
5.9
 billion respectively, the change of which primarily relates to the equity income recognized.
T
he Company owns ordinary shares and Class B shares of MakeMyTrip, representing approximately 49%
of MakeMyTrip’s total voting power. The Company applies the equity method to account for the investment in MakeMyTrip on one quarter lag basis. The use of this accounting convention did not have a material impact upon the Company’s reported results for each of the periods presented. In 2020, as result of the adverse impact on the business of MakeMyTrip from the
COVID-19
pandemic which is considered as other-than-temporary on its business, the Company recorded an impairment loss on its investment in the amount of
RMB0.7 billion. As of December 31, 2021, and 2022, the carrying value of its investment was RMB5.6 billion and RMB5.9 billion.
As of December 31, 2022, equity method investments that are publicly traded with an aggregate carrying amount of RMB14.5 billion have increased in value and the total market value of these investments amounted to RMB22.5 billion.
The Company made some investments in several third party investment funds and accounted for the investments under the equity method. As of December 31, 2021, and 2022, the carrying value of these investments were RMB3.0 billion and RMB2.9 billion respectively.
As of December 31, 2021, and 2022, the carrying value of the remaining equity method investments were RMB2.3 billion and RMB2.1 billion, respectively.
The Company summarizes the condensed financial information of the Company’s equity method investments as a group below in compliance with Rule
4-08
of Regulation
S-X
(RMB in millions).

	2020		2021	2022
	MakeMyTrip	other equity investments	equity investments	equity investments
Operating data:
Revenue	1,883	19,704	20,482	23,159
Gross profit	1,377	8,670	9,490	10,911
( Loss ) /Income from operations	(991)	(805)	430	(1,377)
Net (loss)/income	(2,864)	(1,631)	392	(3,129)
Net loss attributable to equity method investments	(1,459)	(389)	(31)	(788)
Add: Equity dilution impact	92	67	127	202

Equity in (loss)/income of affiliates	(1,367)	(322)	96	(586)

	2020		2021	2022
	MakeMyTrip	other equity investments	equity investments	equity investments
Balance sheet data:
Current assets	1,682	35,004	51,437	48,132
Long-term assets	5,121	37,028	51,233	54,308
Current liabilities	1,100	27,914	36,344	35,589
Long-term liabilities	221	9,054	21,708	21,862
Non-controlling interests	24	167	178	217
For the years ended December 31, 2020, 2021 and 2022, the total cash paid for equity method investments was RMB351 million, RMB328 million and RMB502 million, respectively.

Impairments
The Company performs an impairment assessment of its investments by considering factors including, but not limited to, current economic and market conditions with the considerations of
COVID-19
impacts, as well as the operating performance of the investees. For the years ended December 31, 2020, 2021 and 2022, impairment charges in connection with the available-for-sale
debt investment of nil, nil and RMB906
million were recorded. The fair value losses in connection with the equity securities with readily determinable fair value of
RMB28 million, nil

and nil million were
r
ecorded. Impairment charges in connection with the equity securities without readily determinable fair value of RMB37 million, RMB14 million and RMB40 million were recorded. Impairment charges in connection with the equity method investments of RMB840 million, RMB82 million and RMB3 million were recorded. The impairment was recorded in “Other income/(expense)” (Note 2).